2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
Summary Of Significant Accounting Policies Tables
Schedule of earnings per share
	Years Ended June 30,
	2014	2013
Potentially dilutive securities:
Outstanding time-based stock options	26,452,000	24,757,000
Convertible note	96,926,000	44,118,000
Warrants	27,944,000	22,059,000